CONSOLIDATED STATEMENT OF EQUITY (Parentheticals) (EUR €) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Par value of ordinary shares distributed	€ 0.3	€ 0.3
Share options exercised - Par value per share option exercised	€ 0.3	€ 0.3
Common stock - Number of shares	3,533,149,631	2,396,785,994
Common stock - Par value per share	€ 0.3	€ 0.3
Treasury stock - Number of shares	1,076	397,655
Preferred Stock [Member]
Preferred stock - Number of shares				25,000,000
Preferred stock - Par value per share				€ 0.3
Issuance of preferred stock - Par value per share	€ 0.3	€ 0.3	€ 0.3	€ 0.3
Preferred stock - Number of shares	25,000,000	25,000,000	25,000,000	25,000,000
Preferred stock - Par value per share	€ 0.3	€ 0.3	€ 0.3	€ 0.3
Greek State Preferred Stock [Member]
Preferred stock - Number of shares				270,000,000
Preferred stock - Par value per share				€ 5.0
Issuance of preferred stock - Par value per share	€ 5.0	€ 5.0	€ 5.0	€ 5.0
Preferred stock - Number of shares	270,000,000	270,000,000	270,000,000	270,000,000
Preferred stock - Par value per share	€ 5.0	€ 5.0	€ 5.0	€ 5.0
Common Stock
Common stock - Number of shares	2,396,785,994	956,090,482		956,090,482
Common stock - Par value per share	€ 0.3	€ 5.0		€ 5.0
Issuance of common stock - Number of shares	1,136,363,637	2,274,125,874
Par value of ordinary shares distributed	€ 0.3	€ 0.3		€ 5.0
Reduction of par value per share old price		€ 5.0
Reduction of par value per share new price		€ 1.0
Issuance of common shares due to acquisition of Eurobank		270,510,718
Par value per share issued for acquisition		€ 1.0
Stock split convertion rate		0.1
Reduction of par value per share after reverse split new price		€ 0.3
Share options exercised - Par value per share option exercised	€ 0.3	€ 0.3		€ 5.0
Common stock - Number of shares	3,533,149,631	2,396,785,994		956,090,482
Common stock - Par value per share	€ 0.3	€ 0.3		€ 5.0
Preferred Stock
Purchase of preference shares		(12,360,169)
Preferred Stock | Preferred Stock [Member]
Issuance of preferred stock - Par value per share	€ 0.3	€ 0.3
Preferred stock - Number of shares	12,639,831	12,639,831
Preferred stock - Par value per share	€ 0.3	€ 0.3
Preferred Stock | Greek State Preferred Stock [Member]
Issuance of preferred stock - Par value per share	€ 5.0	€ 5.0
Preferred stock - Number of shares	270,000,000	270,000,000
Preferred stock - Par value per share	€ 5.0	€ 5.0
Additional Paid In Capital
Issuance of common stock - Number of shares	1,136,363,637	2,274,125,874
Issuance of common shares due to acquisition of Eurobank		270,510,718
Purchase of preference shares		(12,360,169)
Gain/loss on sale of treasury stock - Tax expense			€ 185
Treasury Stock
Treasury stock - Number of shares	397,655	1,076	6,297
Treasury stock - Sales	(33,095,326)	(9,770,521)	(6,076,383)
Treasury stock - Purchases	32,698,747	10,167,100	6,071,162
Treasury stock - Number of shares	1,076	397,655	1,076